Stockholders' Equity - Schedule of Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Stock Options Abstract
Authorized shares under the plan	10,752,566	13,128,079
Less: Options shares issued (cumulative)	(6,679,313)	(9,434,378)
Shares available for issuance under the plan	4,073,253	3,693,701